Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total cost	$ 4,428,000	$ 1,360,000
Less accumulated depreciation	(1,002,000)	(605,000)
Net	3,426,000	755,000
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	4,042,000	1,013,000
Office furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total cost	217,000	198,000
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 169,000	$ 149,000